Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Growth Opportunities Fund

(the “Fund”)

Supplement dated April 2, 2015 to the Fund’s

Class A, Class B, Class C, Class I, Class R and Class W Prospectus

(“Prospectus”)

1.     On March 12, 2015, the Board of Directors of Voya Series Fund, Inc. (“Board”) approved a proposal to reorganize Voya Large Cap Growth Fund with and into the Fund (“Reorganization”). If shareholder approval of the proposal is obtained, it is expected that the Reorganization will take place on or about October 23, 2015. Upon the Reorganization, Voya Growth Opportunities Fund will change its name to Voya Large-Cap Growth Fund.

2.     On March 12, 2015 the Board also approved a revision with respect to the Fund’s principal investment strategies. Effective April 2, 2015, the first paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund’s investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth, and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser (“Sub-Adviser”).

Voya Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Growth Opportunities Fund

(the “Fund”)

Supplement dated April 2, 2015 to the Fund’s

Class A, Class B, Class C, Class I, Class R and Class W Prospectus

(“Prospectus”)

1.    On March 12, 2015, the Board of Directors of Voya Series Fund, Inc. (“Board”) approved a proposal to reorganize Voya Large Cap Growth Fund with and into the Fund (“Reorganization”). If shareholder approval of the proposal is obtained, it is expected that the Reorganization will take place on or about October 23, 2015. Upon the Reorganization, Voya Growth Opportunities Fund will change its name to Voya Large-Cap Growth Fund.

2.    On March 12, 2015 the Board also approved a revision with respect to the Fund’s principal investment strategies. Effective April 2, 2015, the first paragraph of the section entitled “Principal Investment Strategies” of the Fund’s Prospectus is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund’s investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth, and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser (“Sub-Adviser”).